Organization and principal activities - Effect the transfer of the Pintec Business to the Group (Details)	1 Months Ended	12 Months Ended
	Apr. 30, 2017 company subsidiary	Dec. 31, 2019 shareholder subsidiary entity	Dec. 31, 2017
Effect the transfer of the Pintec Business to the Group
Number of founding shareholders | shareholder		1
Number of dormant holding companies | company	4
Number of newly established subsidiaries	2
Number of variable interest entities | entity		4
Number of wholly owned subsidiaries, operate the Pintec Business		5
Service-based share options
Effect the transfer of the Pintec Business to the Group
Options expiration period			10 years